Operating Loss	6 Months Ended
Jun. 30, 2024
Operating Loss [Abstract]
Operating Loss	Operating Loss
Operating loss for the three and six months ended June 30, 2024 and 2023 has been arrived at after charging/(crediting):

	Three months ended June 30,		Six months ended June 30,
	2024	2023	2024	2023
	£’000	£’000	£’000	£’000
Depreciation of property, plant and equipment	2,504	1,616	4,989	2,689
Depreciation of right-of-use assets	978	883	1,916	1,775
Amortisation of intangible assets	1,147	1,154	2,300	2,326
Research and development expenses	25,112	32,993	48,672	66,405
Foreign exchange (gain)/loss	(70)	452	(927)	1,644
Share-based payment charge/(credit)	2,317	6,836	(1,080)	13,794
Impairment of right-of-use assets	1,619	—	1,619	—
Impairment of plant and equipment	1,958	—	1,958	—